Expense Example - Class R Shares	May 28, 2026 USD ($)
Potomac Managed Volatility Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 269
Expense Example, with Redemption, 3 Years	826
Expense Example, with Redemption, 5 Years	1,410
Expense Example, with Redemption, 10 Years	2,993
Potomac Tactical Rotation Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	261
Expense Example, with Redemption, 3 Years	802
Expense Example, with Redemption, 5 Years	1,370
Expense Example, with Redemption, 10 Years	2,915
Potomac Tactical Opportunities Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	850
Expense Example, with Redemption, 5 Years	1,450
Expense Example, with Redemption, 10 Years	3,070
Potomac Defensive Bull Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	242
Expense Example, with Redemption, 3 Years	745
Expense Example, with Redemption, 5 Years	1,275
Expense Example, with Redemption, 10 Years	2,726
Potomac Tactically Passive Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	284
Expense Example, with Redemption, 3 Years	$ 871